COMMITMENTS AND CONTINGENCIES (Details)	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Nov. 03, 2021 item
COMMITMENTS AND CONTINGENCIES
Maximum number of demands for registration of securities			2
Deferred underwriting commission, as a percent	3.8	3.8